Consolidated Balance Sheets - USD ($)	Aug. 31, 2017	Aug. 31, 2016
Current Assets
Cash	$ 15,406
Current portion of prepaid stock-based salaries and consulting fees	1,300,000
Total Current Assets	1,315,406
Office equipment, net of accumulated depreciation of $7,845 at August 31, 2017	17,950
Other Assets
Non-current portion of prepaid stock-based salaries and consulting fees	493,333
Website development costs	92,035
Total Other Assets	585,368
Total Assets	1,918,724	0
Current liabilities:
Accounts payable and accrued liabilities	71,425	68,419
Advances from former related party		26,981
Due to related party	514,081
Bank overdraft		1,202
Notes payable - former related party		50,000
Total current liabilities	585,506	146,602
Total liabilities	585,506	146,602
Stockholders' Equity (Deficit):
Preferred Stock: $0.001 par value, 5,000,000 shares authorized, 0 and 1,000,000 shares issued and outstanding as of August 31, 2017 and 2016, respectively		1,000
Additional paid in capital	7,475,931	4,315,919
Stock subscription payable	90,521	90,521
Accumulated other comprehensive income	75
Accumulated deficit	(6,343,426)	(4,554,259)
Total stockholders' equity (deficit)	1,333,218	(146,602)
Total liabilities and Stockholders' Equity (Deficit)	1,918,724	0
Class A Common Stock [Member]
Stockholders' Equity (Deficit):
Common stock, value	30,717	217
Class B Common Stock [Member]
Stockholders' Equity (Deficit):
Common stock, value	6,000
Class C Common Stock [Member]
Stockholders' Equity (Deficit):
Common stock, value	$ 73,400